Income taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Deferred tax assets, tax credit carryforwards, foreign	$ 100	$ 83
Valuation allowance	100	83
Undistributed earnings of foreign subsidiaries	1,100
Deferred tax liabilities, undistributed foreign earnings	132
Tax reserves	106	138	$ 119	$ 173
Impact on effective tax rate if tax reserves were unnecessary	106
Accrued interest, related to income taxes in the balance sheet	33
Additional tax expense related to interest	5	$ 12
Reasonably possible decrease in uncertain tax positions within the next 12 months, if a re-evaluation is required	$ 5